Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deposits From Banking Clients [Line Items]
Time deposits	¥ 1,028,977	¥ 981,182
Other deposits	258,403	225,231
Total	¥ 1,287,380	¥ 1,206,413